Other Current Assets (Tables) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Other Current assets [Abstract]
Inventories	$ 10,907	$ 7,790
Insurance claims (Note 16)	1,856	3,044
Deferred contract costs (Note 17)	496	0
Other	499	1,445
Other current assets	$ 13,758	$ 12,279